Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants
Warrants

(10) Warrants

In connection with the IPO, the Company granted the underwriters warrants (the “IPO Underwriter Warrants”) to purchase up to 15,625 shares of Company common stock at an exercise price of $100.00 per share, which amount is 125% of the initial public offering price. The IPO Underwriter Warrants have a five-year term and were not exercisable prior to January 9, 2022. All of the IPO Underwriter Warrants were outstanding at September 30, 2023. The Company accounts for the warrants as a component of stockholders’ equity.

In connection with the February RDO, the Company issued the February Placement Agent Warrants to purchase up to 9,962 shares of common stock. The February Placement Agent Warrants became exercisable commencing August 17, 2023, expire February 16, 2028, and have an exercise price per share of $13.175 per share.

In connection with an agreement the Company entered into with a consultant in February 2023, the Company agreed to issue warrants (the “Consultant Warrants”) to purchase up to 12,500 shares of common stock at $10.00 per share. These Consultant Warrants were to be exercisable any time after August 23, 2023, until February 23, 2028, subject to the Company’s right in its sole discretion exercisable not later than August 22, 2023, to reduce the number of Consultant Warrants to 6,250. The Company exercised this right in May 2023.

In connection with the June RDO, the Company issued 1,901,000 PFWs, together with accompanying 2,000,000 Series A-1 Warrants and 2,000,000 Series A-2 Warrants, at a purchase price of $3.49 per PFW. All of these PFWs were exercised prior to the date of these financial statements at $0.01 per share. The Series A-1 Warrants and Series A-2 Warrants became exercisable commencing June 9, 2023, expire three years following the date of sale and have an exercise price of $3.25 per share. The Company also issued warrants to the placement agent to purchase up to 140,000 shares of common stock. The June Placement Agent Warrants became exercisable commencing June 9, 2023, expire three years after issuance, and have an exercise price per share of $4.375 per share.

In connection with the September Offering, the Company issued 16,163,000 PFWs, at a purchase price of $0.50 per PFW. Each of these PFWs is exercisable at $0.01 per share. These PFWs do not terminate or expire. The Company also issued warrants to the underwriter to purchase up to 843,150 shares of common stock. The September Underwriter Warrants become exercisable commencing 180 days after issuance, expire five years following the date of sale and have an exercise price per share of $0.6375. On October 5, 2023, the underwriter partially exercised its overallotment option to purchase an additional 333,922 shares of common stock. As a result of the partial overallotment exercise, the Company also issued an additional 16,696 September Underwriter Warrants to the underwriter.

The following table summarizes the Company’s outstanding or issuable warrants at September 30, 2023:

	Number	Exercise Price
Description	of Shares	Per Share
IPO Underwriter Warrants	15,625	$100.00
February Placement Agent Warrants	9,962	13.18
Consultant Warrants	6,250	10.00
Series A-1 warrants	2,000,000	3.25
Series A-2 warrants	2,000,000	3.25
June Placement Agent Warrants	140,000	4.38
Unexercised pre-funded warrants from September Offering	9,075,950	0.01
September Underwriter Warrants	843,150	0.6375

(10) Warrants

In connection with the IPO, the Company granted the underwriters warrants to purchase up to 312,500 shares of Company common stock at an exercise price of $5.00 per share, which amount is 125% of the initial public offering price. The warrants have a five-year term and became exercisable on January 9, 2022. All of the aforementioned warrants were outstanding at December 31, 2022 and 2021. The Company accounts for these warrants as a component of stockholders’ equity.

Subsequent to year end, in connection with the February RDO, the Company issued the placement agent warrants to purchase up to 7.0% of the aggregate number of shares of common stock sold in the February RDO, or 199,241 shares of common stock (the “Placement Agent Warrants”). The Placement Agent Warrants will be exercisable commencing six months following the date of issuance, which was February 17, 2023, expire five years following the date of sale and have an exercise price per share of $0.65875 per share (see Note 16).